UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $981,435 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Arch Communications Group      COMMON           039381504     6986  1074764          SOLE                  1074764
Abraxas Petroleum Corp.        COMMON           003830106     2854  1902471          SOLE                  1902471
Best Foods                     COMMON           086584101   127738  1844589          SOLE                  1844589
American National Can Group    COMMON           027714104     7026   416347          SOLE                   416347
Consolidated Papers            COMMON           209759109    10916   298570          SOLE                   298570
Deluxe Corp.                   COMMON           248019101     6871   291623          SOLE                   291623
Central Newspapers Class A     COMMON           154647101    69952  1105959          SOLE                  1105959
Financial Security             COMMON           31769p100    10808   142448          SOLE                   142448
Global Telesystems Group       COMMON           37936u104     7763   643600          SOLE                   643600
HVID Marine                    COMMON           44851m109      648   112629          SOLE                   112629
International Home Foods       COMMON           459655106     5170   246902          SOLE                   246902
Lilly Industries               COMMON           532491107     2307    76738          SOLE                    76738
Mallinkrodt                    COMMON           561232109     9048   208301          SOLE                   208301
Nabisco Holdings               COMMON           629526104    35344   673218          SOLE                   673218
Novacare Corp.                 COMMON           669930109      176  3201669          SOLE                  3201669
Nvest LP                       COMMON           670657107     4813   127063          SOLE                   127063
Nabisco Group                  COMMON           62952p102    34593  1333722          SOLE                  1333722
Premark Financial              COMMON           741903108    26381   708212          SOLE                   708212
Policy Management Systems      COMMON           731108106     9710   631528          SOLE                   631528
Qwest International Inc.       COMMON           749121109    79029  1590526          SOLE                  1590526
ReliaStar Financial Corp.      COMMON           75952u103    44459   847846          SOLE                   847846
Seagate Technology Inc.        COMMON           811804103    28751   522750          SOLE                   522750
Santa Fe Snyder                COMMON           80218k105     7251   637418          SOLE                   637418
SFX Entertainment              COMMON           784178105    12075   266482          SOLE                   266482
Shared Medical                 COMMON           819486101    13634   186923          SOLE                   186923
AT&T Corp.                     COMMON           001957109      854    26993          SOLE                    26993
Telefonica de Argentina S.A.   COMMON           879378206    14589   412945          SOLE                   412945
Telefonica S.A.                COMMON           879382208     5936    92654          SOLE                    92654
Terra Networks                 COMMON           88100w103    11013   301993          SOLE                   301993
Tele Sudiste Cell Pract S.A.   COMMON           879252104    26902   580530          SOLE                   580530
Telecomunicacoes De SaoPaulo   COMMON           87929a102    17907   652357          SOLE                   652357
Mediaone Group Inc.            COMMON           58440j104   132791  2002888          SOLE                  2002888
Union Pacific Resources Group  COMMON           907834105    11904   541102          SOLE                   541102
US West                        COMMON           91273h101    36039   420284          SOLE                   420284
Verio Inc.                     COMMON           923433106    69811  1258208          SOLE                  1258208
Wesley Jessen Vision Care Inc. COMMON           951018100    16006   426111          SOLE                   426111
WPP Group PLC ADR              COMMON           929309300    10017   137934          SOLE                   137934
Young & Rubicam Inc.           COMMON           987425105    55982   978928          SOLE                   978928
Best Foods Jan 65              OPTION           086584101      417      585     CALL SOLE                      585
Best Foods Oct 65              OPTION           086584101     1586     2440     CALL SOLE                     2440
Consolidated Papers July 30    OPTION           209759109        5      753     PUT  SOLE                      753
Nabisco Group Dec 25           OPTION           62952p102      293      755     CALL SOLE                      755
Qwest International Jul 30     OPTION           749121109       18     1436     PUT  SOLE                     1436
Verio Inc. Jul 55              OPTION           923433106      420     1399     CALL SOLE                     1399
Verio Inc. Aug 50              OPTION           923433106       40       51     CALL SOLE                       51
ReliaStar Financial Oct 45     OPTION           75952u103      400      492     CALL SOLE                      492
Santa Fe Snyder Oct 10         OPTION           80218k105        4       17     CALL SOLE                       17
S&P 500 Jul 1375               OPTION           78462f103       40       89     PUT  SOLE                       89
S&P 500 Jul 1400               OPTION           78462f103      318      446     PUT  SOLE                      446
S&P 500 Dec 1400               OPTION           78462f103     2072      442     PUT  SOLE                      442
S&P 500 Dec 1800               OPTION           78462f103      149      442     PUT  SOLE                      442
AT&T Corp. Jul 30              OPTION           001957109      131     2334     PUT  SOLE                     2334
Nebco Evans Pfd                PREFERRED        U62922106       39    39425          SOLE                    39425
Abraxas Petroleum Corp. Rights RIGHTS           003831112     1449  2414175          SOLE                  2414175
Diva Systems Warrants          WARRANTS         255013153        0    26000          SOLE                    26000
DTI Holdings Inc. - Warrants   WARRANTS         23333w117        0    35293          SOLE                    35293
Specialty Foods - Warrants     WARRANTS         784127aa0        0     6782          SOLE                     6782